Derivative Instruments - Gains and Losses, and Change in Fair Value of Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	$ 708	$ (4,763)	$ (8,322)
Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(2,663)	(5,527)	(7,267)
Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	3,371	764	(1,055)
Cross-currency swaps | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(67)	(36)	74
Cross-currency swaps | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	14	15	(5)
Equity index call options | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(1,830)	1,479	1,468
Equity index futures | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	3,005	(4,663)	(8,286)
Equity index put options | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(244)	(1,202)	(218)
Interest rate swaps | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(615)	(179)	578
Interest rate swaps - cleared | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(201)	(64)	1
Put-swaptions | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(1,832)	134	199
Cross-currency forwards | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	79	42	(19)
Interest rate futures | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	(924)	(990)	1,651
Interest rate futures | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	0	0	(204)
Total return swaps | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	5	0	0
Fixed index annuity embedded derivatives | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	3	(5)	30
Variable annuity embedded derivatives | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	0	0	(2,764)
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	3,278	707	(827)
Registered index linked annuity embedded derivatives (3) | Derivatives excluding funds withheld under reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative instruments	$ 37	$ (1)	$ 0